EQUITY ACCOUNTED INVESTMENTS	6 Months Ended
Jun. 30, 2025
Interests In Other Entities [Abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS
The following table presents the change in the balance of equity accounted investments for the six-month period ended June 30, 2025 and twelve-month period ended December 31, 2024:

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Balance at beginning of period	$2,325	$2,154
Additions (cash and non-cash)	261	372
Dispositions	(18)	(29)
Share of net income (loss)	15	90
Share of other comprehensive income (loss)	16	(13)
Distributions received	(231)	(206)
Foreign currency translation and other	29	(43)
Balance at end of period	$2,397	$2,325
On May 27, 2025, the partnership invested $168 million of equity in Antylia Scientific, a leading specialty consumables and equipment manufacturer, for a 26% economic interest.